INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

NOTE 7 – INVENTORIES

	As of December 31,
	2025	2024
Mobile handsets and others	93,730	89,753
Allowance for obsolescence of inventories	(14,200)	(10,240)
	79,530	79,513

Movements in the allowance for obsolescence of inventories are as follows:

	Years ended December 31,
	2025	2024
At the beginning of the year	(10,240)	(3,916)
Increases	(5,150)	(6,984)
Uses	1,207	660
Currency translation adjustments	(17)	—
At the end of the year	(14,200)	(10,240)